Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.6%
39,431	iShares 20+ Year Treasury Bond ETF	$5,208,047	1.8
81,047	iShares MSCI EAFE Small-Cap ETF	5,376,658	1.8

	Total Exchange-Traded Funds
	(Cost $11,619,493)	10,584,705	3.6

MUTUAL FUNDS: 96.2%
	Affiliated Investment Companies: 96.2%
2,186,767	Voya Emerging Markets Index Portfolio - Class P2	27,115,910	9.4
5,212,871	Voya International Index Portfolio - Class P2	59,322,472	20.5
1,069,046	Voya Russell Mid Cap Index Portfolio - Class P2	14,849,043	5.1
1,084,434	Voya Russell Small Cap Index Portfolio - Class P2	17,969,073	6.2
7,595,934	Voya U.S. Stock Index Portfolio - Class P2	159,438,661	55.0

	Total Mutual Funds
	(Cost $262,748,343)	278,695,159	96.2

	Total Investments in Securities (Cost $274,367,836)	$289,279,864	99.8
	Assets in Excess of Other Liabilities	560,768	0.2
	Net Assets	$289,840,632	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,584,705	$–	$–	$10,584,705
Mutual Funds	278,695,159	–	–	278,695,159
Total Investments, at fair value	$289,279,864	$–	$–	$289,279,864
Liabilities Table
Other Financial Instruments+
Futures	$(380,006)	$–	$–	$(380,006)
Total Liabilities	$(380,006)	$–	$–	$(380,006)

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$24,835,656	$5,902,647	$(1,155,284)	$(2,467,109)	$27,115,910	$-	$335,925	$-
Voya International Index Portfolio - Class P2	57,131,964	8,425,737	(1,824,540)	(4,410,689)	59,322,472	-	426,326	-
Voya Russell Mid Cap Index Portfolio - Class P2	14,410,659	1,474,407	(155,927)	(880,096)	14,849,043	-	77,899	-
Voya Russell Small Cap Index Portfolio - Class P2	16,628,412	2,912,237	(307,200)	(1,264,376)	17,969,073	-	3,748	-
Voya U.S. Bond Index Portfolio - Class P2	5,751,971	353,427	(6,330,129)	224,731	-	16,122	(474,485)	-
Voya U.S. Stock Index Portfolio - Class P2	166,660,427	12,490,156	(9,322,099)	(10,389,823)	159,438,661	-	2,949,059	-
	$285,419,089	$31,558,611	$(19,095,179)	$(19,187,362)	$278,695,159	$16,122	$3,318,472	$-

At March 31, 2022, the following futures contracts were outstanding for Voya Index Solution 2060 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	22	06/13/22	$5,415,850	$(6,241)
			$5,415,850	$(6,241)
Short Contracts:
MSCI EAFE Index	(26)	06/17/22	(2,787,720)	(147,075)
MSCI Emerging Markets Index	(49)	06/17/22	(2,757,475)	(226,690)
			$(5,545,195)	$(373,765)

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $275,993,112.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$20,099,713
Gross Unrealized Depreciation	(7,192,967)
Net Unrealized Appreciation	$12,906,746